Long-term debt - Summary (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Long-term debt.
Total long-term debt	R 104,834	R 102,643	R 167,197
Short-term portion	(22,334)	(5,506)
Long-term debt	R 82,500	R 97,137